Label	Element	Value
New Path Tactical Allocation Fund | New Path Tactical Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001511699_SupplementTextBlock	New Path Tactical Allocation Fund (the “Fund”) Supplement dated February 28, 2013 to: Prospectus and Statement of Additional Information (“SAI”) for the Fund dated February 28, 2013.
Risk/Return [Heading]	rr_RiskReturnHeading	New Path Tactical Allocation Fund
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
During the period from February 28, 2013 to April 29, 2013, the investment objective of Fund will be to seek capital appreciation and income.

The Fund’s Prospectus states that Shareholders will receive a 60 day notice of any changes in the Fund’s investment objective.  Accordingly, this Supplement serves as such notice.  On April 30, 2013, this Supplement will be removed from the Prospectus and SAI and the Fund’s investment objective will be to seek total return, as disclosed in the Prospectus and SAI dated February 28, 2013.